Premises And Equipment (Components Of Premises And Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,360,602	¥ 2,125,907
Less accumulated depreciation	1,123,954	1,066,853
Premises and equipment-net	1,236,648	1,059,054
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	403,184	379,943
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	747,998	723,902
Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	929,939	767,733
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	251,875	236,353
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 27,606	¥ 17,976